Related Party Agreements and Transactions (Revenue from Related Parties) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Other income - related parties	$ 86		$ 58		$ 40
Service revenue - related parties	936		701		662
Rental income - related parties	235		146		15
Product sales - related parties	11		1		0
Other Affiliates [Member]
Related Party Transaction [Line Items]
Other income - related parties	5		0
Ohio Condensate Company, LLC [Member]
Related Party Transaction [Line Items]
Other income - related parties	4		0
MPC [Member]
Related Party Transaction [Line Items]
Other income - related parties	45		55		39
Service revenue - related parties	936		701		662
Rental income - related parties	235		146		15
Product sales - related parties	11	[1]	$ 1	[1]	$ 0
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Other income - related parties	$ 16

[1]	(1)For 2016 and 2015, there were $46 million and $1 million, respectively, of additional product sales to MPC that net to zero within the consolidated financial statements, as the transactions are recorded net due to the terms of the agreements under which such product was sold. There were no such transactions in 2014.